Share-based Compensation - Share Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Granted	0	0	0
Aggregate Intrinsic Value
Total intrinsic value of share options exercised	$ 500	$ 4,100	$ 65,000
Employee Stock Option
Number of Options
Outstanding at beginning period	3,836,000	6,038,000	21,184,000
Exercised	(365,000)	(1,888,000)	(14,289,000)
Forfeited	(47,000)	(314,000)	(857,000)
Outstanding at ending period	3,424,000	3,836,000	6,038,000	21,184,000
Exercisable at ending period	3,404,000
Weighted Average Exercise Price
Outstanding at beginning period	$ 3.88	$ 2.68	$ 1.1
Exercised	0.02	0.37	0.32
Forfeited	1.76	1.37	2.89
Outstanding at ending period	4.32	$ 3.88	$ 2.68	$ 1.1
Exercisable at ending period	$ 4.32
Weighted Average Remaining Contractual Life
Outstanding	4 years 3 months 14 days	5 years 5 months 8 days	6 years 29 days	6 years 4 months 20 days
Exercisable at ending period	4 years 3 months 7 days
Aggregate Intrinsic Value
Outstanding at beginning period	$ 992	$ 6,838	$ 211,515
Outstanding at ending period	141	$ 992	$ 6,838	$ 211,515
Exercisable at ending period	$ 96